Bonds and Loans - Narrative (Details) $ in Millions, ¥ in Billions			12 Months Ended
	Apr. 26, 2023 USD ($)	Apr. 26, 2023 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2019 JPY (¥)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowing availability | ¥								¥ 700.0
Syndicated Loans 2016
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings | ¥		¥ 100.0
Syndicated Loans 2023
Disclosure of detailed information about borrowings [line items]
Notional | ¥		¥ 100.0
2018 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 500
Notional			$ 1,750			$ 2,250
2018 USD Unsecured Senior Notes – fixed rate | Hedge related to acquisition
Disclosure of detailed information about borrowings [line items]
Notional							$ 1,750
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Notional			$ 317,000	¥ 317.0		40,000
USD Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Notional					$ 1,500
USD Syndicated Loans 2017 | Hedge related to acquisition
Disclosure of detailed information about borrowings [line items]
Notional									$ 925
USD Syndicated Loans 2017 | Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Notional									$ 575
USD Syndicated Loans 2017 | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate			0.42826%	0.42826%	0.42826%
2020 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Notional			$ 7,000
2020 USD Unsecured Senior Notes – fixed rate | Hedge related to acquisition
Disclosure of detailed information about borrowings [line items]
Notional							4,000
2020 USD Unsecured Senior Notes | Hedge related to acquisition
Disclosure of detailed information about borrowings [line items]
Notional							$ 5,750
Nominal amount of terminated hedging instrument			4,250
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 1,000
Notional			$ 3,000			$ 4,000